Related Party Transactions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
In July 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 17,250,000 Class B ordinary shares (the “Founder Shares”). On July 23, 2020, the Sponsor transferred 75,000 Founder Shares to each of the Company’s directors. The Founder Shares included an aggregate of up to 2,250,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted
basis, 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 2,250,000 Founder Shares are no longer subject to forfeiture.
Each of the Company’s initial shareholders has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 120 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Advances from Related Party
An affiliate of the Sponsor advanced the Company an aggregate of $1,404,979 to cover expenses related to the Initial Public Offering and for working capital purposes. The advances are non-interest
bearing and due on demand. Advances in the aggregate amount of $19,458 were repaid during the six months ended June 30, 2021 and $1,383,191 were repaid during the year ended December 31, 2020. As of June 30, 2021 and December 31, 2020, advances in the aggregate amount of $2,330 and $17,703 are outstanding, respectively.
Promissory Note – Related Party
On July 10, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) December 31, 2020 and (ii) the completion of the Initial Public Offering. There were no outstanding borrowings under the Promissory Note as of June 30, 2021 and December 31, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the
Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.
On January 19, 2021, the Company entered into a Working Capital Loan with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $2,000,000. The Working Capital Loan is non-interest
bearing and due on the date on which the Company consummates a Business Combination. As of June 30, 2021, the outstanding balance under the Working Capital Loan amounted to $2,000,000.
The Company assessed the provisions of the Working Capital Loan under ASC
815-15.
The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to debt discount. The Conversion Option was valued using a Black-Scholes Option Pricing Model, which is considered to be Level 3 fair value measurement (see Note 9).
The debt discount is being amortized to interest expense as a non-cash
charge over the term of the Working Capital Loan, which is assumed to be June 2022, the Company’s initial expected Business Combination date. The Company initially recorded a debt discount, which is presented net of the Working Capital Loan on the accompanying condensed balance sheet, of $2,000,000. During the three and six months ended June 30, 2021, the Company recorded $1,000,000 and $2,000,000, respectively, of interest expense related to the amortization of the debt discount.

NOTE 6 — RELATED PARTY TRANSACTIONS
Founder Shares
In July 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 17,250,000 Class B ordinary shares (the “Founder Shares”). On July 23, 2020, the Sponsor transferred 75,000 Founder Shares to each of the Company’s directors. The Founder Shares included an aggregate of up to 2,250,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 2,250,000 Founder Shares are no longer subject to forfeiture.
Each of the Company’s initial shareholders has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 120 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Advances from Related Party
An affiliate of the Sponsor advanced the Company an aggregate of $1,400,894 to cover expenses related to the Initial Public Offering and for working capital purposes. The advances are non-interest
bearing and due on demand. Advances in the aggregate amount of $1,383,191 were repaid during the period ended December 31, 2020. As of December 31, 2020, advances in the aggregate amount of $17,703 are outstanding.
Promissory Note – Related Party
On July 10, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. There were no outstanding borrowings under the Promissory Note as of December 31, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the

Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.
On January 19, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $2,000,000 (the “Convertible Promissory Note”) (see Note 11).

Cypress Holdings Inc And Subsidiaries [Member]
Related Party Transaction [Line Items]
Related Party Transactions
22.	RELATED PARTIES
The Company reimburses its principal equity owners for services and any related travel and out-of-pocket
expenses. During the three months ended June 30, 2021, and 2020, the Company had expenses for services, travel and out-of-pocket
expenses to its principal equity owners of $50 thousand and $47 thousand, respectively. During the six months ended June 30, 2021 and 2020, the Company had expenses for services, travel and out-of-pocket
expenses to its principal equity owners of $0.1 million.
The Company has engaged in transactions within the ordinary course of business with entities affiliated with one of its principal equity owners. The Company incurred expenses for human resource support services of $0.1 million and $0.05 million during the three and six months ended June 30, 2021 and 2020, respectively. The associated payable for the human resource support services was de minimis at June 30, 2021 and December 31, 2020.
Additionally, the Company incurred expenses for employee health insurance benefits of $0.8 million during the three months ended June 30, 2021 and $1.6 million during the six months ended June 30, 2021. At June 30, 2021, the associated payable was $0.2 million. The affiliated entity providing employee health insurance benefits was not a related party prior to January 2021.
The Company recognized revenue from a customer that is affiliated with one of its principal equity owners. The Company recognized revenue of $0.1 million during the three and six months ended June 30, 2021. Revenue recognized during the three and six months ended June 30, 2020 was de minimis. At June 30, 2021 and 2020, the associated receivables were de minimis.
In June 2021, the Company completed a strategic investment in a technology company (the “Investee”) in which the Company invested $10.0 million, plus related fees and expenses, for approximately 7% interest of a limited partnership. The limited partnership is affiliated with one of the Company’s principal equity owners, and indirectly holds an interest in the Investee (see Note 11). The Company reimbursed its principal equity owner $0.2 million for its pro rata portion of related fees and expenses.
In January 2021, the Company issued 325 shares of Class B common stock to a board member for aggregate cash proceeds of $1.0 million.
During the year ended December 31, 2020, the Company entered into a note receivable for $0.7 million with an executive. The outstanding balance was repaid in full during February 2021. Prior to repayment, the note receivable bore interest at 1.58% per annum and required semiannual interest payments through the maturity date in February 2023. At December 31, 2020, the note receivable balance was $0.7 million and was recorded within other assets on the Company’s condensed consolidated balance sheet.

20.	RELATED PARTIES
The Company reimburses its private equity sponsors for services and any related travel and out-of-pocket
expenses. During the years ended December 31, 2020, 2019 and 2018, the Company had expenses for services, travel and out-of-pocket
expenses to its private equity sponsors of $0.2 million, $0.1 million and $0.3 million, respectively.
The Company has engaged in transactions for human resource support services within the ordinary course of business with an entity affiliated with one of its private equity sponsors, one of which was for services of $0.2 million during the years ended December 31, 2020, 2019 and 2018. The associated payable for the service transactions was de minimis at December 31, 2020 and 2019.
During the year ended December 31, 2020, the Company entered into a note receivable for $0.7 million with an executive. The note receivable bears interest at 1.58% per annum and requires semiannual interest payments through the maturity date in February 2023, at which time all outstanding principal and interest is due. At December 31, 2020, the note receivable balance is $0.7 million and was recorded within other assets on the Company’s consolidated balance sheet. The outstanding balance was repaid in full during February 2021.
During the year ended December 31, 2018, a dividend of $50.0 million was declared and paid to the Company’s stockholders.